Income Taxes	12 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes

12. Income Taxes

Cayman Islands and British Virgin Islands

Pursuant to the current rules and regulations, the Cayman Islands and British Virgin Islands currently levy no taxes on individuals or corporations based upon profits, income, gains or appreciations and there is no taxation in the nature of inheritance tax or estate duty. Therefore, the Company is not subject to any income tax in the Cayman Islands or British Virgin Islands.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income.

On 21 March 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on 28 March 2018 and was gazetted on the following day. Under the two-tiered profits tax rates regime, the first HKD2 million of estimated assessable profits of the qualifying group entity will be taxed at 8.25%, and estimated assessable profits above HKD2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

The components of the income tax expense (benefit) are as follows:

	For the years ended March 31,
	2025	2024	2023
	USD	USD	USD
Current
Cayman Islands	-	-	-
British Virgin Islands	-	-	-
Hong Kong	276,574	230,304	7,108

Deferred
Cayman Islands	-	-	-
British Virgin Islands	-	-	-
Hong Kong	(5,903)	(47,237)	33,653
Total	270,671	183,067	40,761

The Company measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax asset and liability are as follows:

	As of March 31,
	2025	2024
	USD	USD
Deferred tax assets
Provision for allowance of credit losses	10,176	3,394
Long service payment obligation	1,093	669
	11,269	4,063
Deferred tax liabilities
Plant and equipment, net	(4,165)	(2,862)
	(4,165)	(2,862)
Deferred tax assets / (liabilities), net	7,104	1,201

PHOENIX ASIA HOLDINGS Limited and its subsidiaries
Notes to Consolidated Financial Statements

12. Income Taxes (cont.)

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the years ended March 31, 2025, 2024 and 2023 are as follows:

	For the years ended March 31,
	2025	2024	2023
	USD	USD	USD
Income before income taxes	1,296,989	1,239,650	391,826
Hong Kong Profits Tax rate	16.5%	16.5%	16.5%
Income taxes computed at Hong Kong Profits Tax rate	214,003	204,542	64,651

Reconciling items:
Tax effect of income that is not taxable*	(10)	(4)	(2,035)
Tax effect of expense that is not deductible	78,025	68	68
Effect of two-tier tax rate	(21,154)	(21,154)	(21,154)
Statutory tax deduction# (tax holiday)	(192)	(385)	(769)
Income tax expense	270,671	183,067	40,761

*	Income that is not taxable mainly consisted of the government subsidies which are non-taxable under Hong Kong income tax law.
#	It represents a reduction granted by the Hong Kong SAR Government of 100% of the tax payable subject to a maximum reduction of HKD1,500 (2024: HKD3,000) for each business.

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of March 31, 2025, 2024 and 2023, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the years ended March 31, 2025, 2024 and 2023 and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from March 31, 2025.